Exhibit 99.1

Deloitte LLP Hill House 1 Little New Street London EC4A 3TR Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 0112 www.deloitte.co.uk

The Directors

Permanent Master Issuer PLC

35 Great St Helen’s

London

EC3A 6AP

(the “Issuer”)

Bank of Scotland plc

The Mound

Edinburgh

EH1 1YZ

(the “Originator”)

Lloyds Bank Corporate Markets PLC

10 Gresham Street

London

EC2N 7AE

(the “Arranger” and “Lloyds”)

Lloyds Securities Inc

1095 Avenue of the Americas

New York

NY 10036

USA

(“Lloyds Securities”)

Citibank Europe PLC, UK Branch

Citigroup Centre

Canada Square, Canary Wharf

London

E14 5LB (“Citi” and together with Lloyds and Lloyds Securities the “Joint Lead Managers”)

and the other Managers (as defined in Appendix 1 of the Engagement Letter)

24 September 2019

PROPOSED ISSUE BY PERMANENT MASTER ISSUER PLC OF SERIES 2019-1 NOTES UNDER THE RESIDENTIAL MORTGAGE BACKED PROGRAMME (the “Issue”)

Dear Sirs and Madams

We have performed the procedures enumerated below, which were agreed to by the Issuer, the Originator, the Arranger, the Joint Lead Managers and the Managers (as defined in Appendix 1 of the Engagement Letter). The procedures were performed solely for the purpose of certain agreed upon procedures on certain loans (the “Loan Pool”) related to the issuance of commercial mortgage backed floating rate notes by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Originator, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of Originator, the Arranger, the Joint Lead Managers and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer, the Originator, the Arranger, the Joint Lead Managers and the Managers, and the sufficiency of the procedures as described below is solely the responsibility of the Issuer, the Originator, the Arranger, the Joint Lead Managers and the Managers.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 4 of the Engagement Letter (the “Agreed Upon Procedures”).

The Originator provided us with a data file ‘tbl_Deloitte_List.xls’ (the “First Pool Run”) containing the account numbers of the 151,584 loans in the Loan Pool as at 31 July 2019 (the “Cut-off Date”). A random sample of 458 loans was selected from the First Pool Run using the following sampling approach (the “Sample”).

The Originator then provided us with the data file ‘tbl_Deloitte_Data.xlsx’ (the “Sample Pool”) containing information on each loan in the Sample. We have carried out the Agreed upon Procedures on the Sample Pool.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.15 under the Agreed Upon Procedures sections below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the Mortgage Application Form/Application Summary, Customer Confirmation, Customer Declaration Form, Offer, Valuation Report, MSP Archive, Mortgage Deed held on the land registry website, Land Registry Charge, MSP System, MSP+ System and mortgage customer profile on the UFSS System (together with the MSP System and MSP+ System, the “Systems”).

Objectives

The sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of Loan Pool contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the Loan Pool and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

2.	Agreed Upon Procedures

For the purpose of this report, the failure of a single attribute is termed an error.

2.1.	Borrower’s Name(s)

In cases where the surname of the female applicant changed to the surname of the male applicant we are informed by the Originator that such changes are as a result of the changes in the marital status of the applicant. For the avoidance of doubt, we did not check that the changes in the surname of the applicant were due to the change in the marital status of the applicant as no evidence of changes to the marital status were available in the mortgage files.

2.1.1.

For each loan in the Sample Pool, we confirmed whether the borrower’s name(s) shown in the Sample Pool substantially agreed with that/those shown on the Mortgage Application Form or to at least one of the Systems. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) substantially agreed to the Mortgage Application Form or to at least one of the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.1.2.

For each loan in the Sample Pool, we confirmed whether the borrower’s name(s) shown in the Sample Pool substantially agreed with the Offer or to at least one of the Systems. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) substantially agreed to the Offer or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.1.3.

For each loan in the Sample Pool, we confirmed whether the borrower’s name(s) shown on the Sample Pool substantially agreed with that/those shown on Valuation Report or to at least one of the Systems. For accounts that had been migrated from the system we checked to the MSP Archive. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) substantially agreed to the Valuation Report or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.1.4.

For each loan in the Sample Pool that was flagged with a registered title number, we confirmed whether the borrower’s name(s) shown on the Sample Pool substantially agreed to the Mortgage Deed or Land Registry Charge. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) agreed to the Mortgage Deed or Land Registry Charge, except for 3 cases.

Deloitte Reference	Description of exception
DT169	Surname different to Land Registry
DT247	Surname different to Land Registry
DT309	Surname different to Land Registry

As a result of the procedures performed there is a 99% confidence that not more than 3% of the loan population contained errors.

2.2.	Property Address

We were instructed by the Originator that this procedure should not include agreeing the postcode if other segments of the property address were sufficient to substantially agree the property address. Additionally, for new build properties, we were instructed by the Originator to assume that differences between the property address in the Sample Pool and the loan documentation should not be considered to be errors if the property address was not substantially different as it can be expected that the property address can change as a mortgage progresses from application to completion. For the avoidance of doubt, if the postcode was missing, incomplete or incorrect, but the other segments of the property address substantially agreed then we did not treat this as an error. For the avoidance of doubt if the property address and the Sample Pool were not substantially different then we did not treat this as an error.

2.2.1.

For each loan in the Sample Pool, we confirmed whether the property address shown in the Sample Pool substantially agreed with that on the Mortgage Application Form or to at least one of the Systems. For accounts that had been migrated from the system we checked to the MSP Archive. Substantially agreed is defined as being able to identify the address where minor spelling errors had occurred. We found that the property address substantially agreed to the Mortgage Application Form or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.2.2.

For each loan in the Sample Pool, we confirmed whether the property address shown in the Sample Pool substantially agreed with the Offer or to at least one of the Systems. Substantially agreed is defined as being able to identify the address where minor spelling errors had occurred. We found that the property address substantially agreed to the Offer or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.2.3.

For each loan in the Sample Pool, we confirmed whether the property address shown on the Sample Pool substantially agreed with that shown on the Valuation Report or to at least one of the Systems. For accounts that had been migrated from the system we checked to the MSP Archive. Substantially agreed is defined as being able to identify the address where minor spelling errors had occurred. We found that the property address substantially agreed to the Valuation Report or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.2.4.

For each loan in the Sample Pool that was flagged with a registered title number, we confirmed whether the property address shown on the Sample Pool substantially agreed to the Mortgage Deed or Land Registry Charge. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred. We found that the property address agreed to the Mortgage Deed or Land Registry Charge, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.3.	Property Tenure

We were informed by the Originator that the property tenure was removed from the Offer during the launch of Mortgage Regulation in September 2004 as the Offer was completely redesigned since the property tenure was no longer required by the FSA. In practice the Originator deemed this information necessary and the Originator made the decision to add property tenure back into the Offer on 12 March 2005. For this procedure, we were instructed by the Originator on behalf of the Issuer to agree the property tenure for those loans originated before 12 March 2005 to the WIN XCEL System instead of the Offer.

2.3.1.

For each loan in the Sample Pool, we confirmed whether the property tenure shown in the Sample Pool agreed with the Offer or to at least one of the Systems. We found that the property tenure agreed to the Offer or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.3.2.

For each loan in the Sample Pool, we confirmed whether the property tenure shown in the Sample Pool agreed with the Valuation Report or to at least one of the Systems, in the case of “drive by valuations”. We found that the property tenure agreed to the Valuation Report or to at least one of the Systems, in the case of “drive by valuations”, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.4.	Loan Purpose

For each loan in the Sample Pool, we confirmed whether the loan purpose shown in the Sample Pool agreed with the Offer or to at least one of the Systems. We found that the loan purpose agreed to the Offer or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.5.	Purchase Price

For each loan in the Sample Pool, we confirmed whether the purchase price shown in the Sample Pool agreed with the Offer or to at least one of the Systems. We found that the purchase price agreed to the Offer or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.6.	Amount(s) Advanced (original loan amounts)

For each mortgage loan in the Sample Pool, we confirmed whether the amount advanced shown in the Sample Pool agreed to within £50 of that shown on the Offer or to at least one of the Systems. We found that the amount advanced agreed to within £50 of that shown on the Offer or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.7.	Date Advanced (completion date)

For each loan in the Sample Pool, we confirmed whether the date the amount was advanced in the Sample Pool agreed with that shown on UFSS System. We found that the date the amount was advanced in the Sample Pool agreed with that shown on the UFSS System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.8.	Securitisation Balance

For each loan in the Sample Pool, we confirmed whether the securitisation balance amount shown in the Sample Pool agreed to within £50 of the securitisation balance amount shown on the UFSS System as at 31 July 2019. We found that the securitisation balance amount shown in the Sample Pool agreed to within £50 of the securitisation balance amount shown on the UFSS System as at 31 July 2019, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.9.	Remaining Loan Term

For each loan in the Sample Pool, we confirmed whether the remaining loan term shown in the Sample Pool agreed to the remaining loan term for the primary account shown on the the UFSS System. We found that the remaining loan term in the Sample Pool agreed to the remaining loan term for the primary account shown on the UFSS System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.10.	Valuation Date

For each loan in the Sample Pool, we confirmed whether the valuation date shown in the Sample Pool agreed to the Valuation Report or to at least one of the Systems. We found that the valuation date shown in the Sample Pool agreed to the Valuation Report or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.11.	Valuation Amount

For each loan in the Sample Pool, we confirmed whether the valuation amount shown in the Sample Pool agreed to either the ‘Present Condition’ or ‘Essential repairs/construction completed’ valuation amount stated on the Valuation Report or to at least one of the Systems. We found that the valuation amount shown in the Sample Pool agreed to the Valuation Report or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.12.	Approved Valuer

For each loan in the Sample Pool, we confirmed whether the approved valuer shown in the Sample Pool agreed to the list of approved valuers on the Systems for the purposes of this procedure. We found that an approved valuer on the Sample Pool agreed to the list of approved valuers on the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.13.	Document Signatories

2.13.1.

For each loan in the Sample Pool, we confirmed the Customer Confirmation was present in the loan file or the Customer Declaration Form or Mortgage Deed had been signed in the space designated for the borrower(s) signature. For the avoidance of doubt, we did not perform any procedures to verify the signature on the Customer Confirmation, Customer Declaration or Mortgage Deed was that of the borrower(s). We found that the Customer Confirmation was present in the loan file or the Customer Declaration Form or Mortgage Deed had been signed in the space designated for the borrower(s) signature, except for 2 cases.

Deloitte Reference	Description of exception
DT011	Missing Customer Confirmation
DT304	Missing Customer Confirmation

For this procedure, we can state that we are 99% confident that not more than 2% of the mortgage population contained errors.

2.13.2.

For each loan in the Sample Pool, we confirmed the Valuation Report had been signed in the space designated for the Valuer, where a mortgage loan was processed on the MSP System we confirmed that the electronic valuation was on the MSP System. We found that the Valuation Report had been signed by the space designated for the Valuer for mortgages not processed on the MSP System or there was an electronic valuation on the MSP System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.13.3.

For each loan in the Sample Pool, we confirmed whether the loan had ‘First Charge’ status shown on the Land Registry Charge. We found that the loan had ‘First Charge’ status shown on the Land Registry Charge, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.14.	Account Number

For each loan in the Sample Pool, we confirmed the account number shown on the Sample Pool agreed with that shown on Systems as at 31 July 2019. We found that the account number agreed with that shown on the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.15.	Arrears Balance

For each loan in the Sample Pool, we confirmed the arrears balance shown on the Sample Pool agreed with that shown on the Systems as at 31 July 2019. We found that the arrears balance agreed with that shown on the Systems as at 31 July 2019, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

Other than as noted above our procedures were performed without exception.

3.	Eligibility Criteria

The Originator provided us with a data file ‘Permanent Database—Pool Top Up 20190729.accdb’ (the “Eligibility Data File”) containing data in respect of the Loan Pool as at the 31/07/2019. For the avoidance of doubt, we have not independently verified the data in the Eligibility Data Files. We used the Eligibility Data File to confirm whether certain eligibility criteria of the base prospectus (the “Base Prospectus”) dated September 2019 had been met. Certain eligibility criteria included within the Base Prospectus cannot be validated against a data file and as such have not been tested. These procedures performed were as follows:

•	We confirmed whether each loan was originated by the Seller, with no exception.

•	We confirmed whether each loan was made no earlier than 1 February 1996 and no later than the date specified in the most recent final terms or drawdown prospectus, with no exception.

•

We confirmed whether each loan matures no later than (a) June 2040 or (b) such later date specified in the most recent final terms or drawdown prospectus, except for 1 error. We found one loan with a maturity of 2059.

•	We confirmed whether each loan does not have an outstanding principal balance of more than £500,000, except for 1 error. We found one loan with a balance of £545,312.95.

•	We confirmed whether all borrowers are individuals, with no exception.

•	We confirmed whether each borrower has made at least two monthly payments, with no exception.

•	We confirmed whether each loan with a fixed interest rate type has a fixed interest period, with no exception

•	We confirmed whether each loan is either (a) a variable rate loan, tracker rate loan or fixed rate loan, with no exception.

•	We confirmed whether each of the properties are in England, Wales or Scotland, with no exception.

•	We confirmed whether each property has a valuation not more than 12 months prior to the grant of each mortgage, except for 1 error. We found one loan with a valuation 6.5yrs over the 12 month period.

We confirmed that each loan in the Eligibility Data Files agreed to the above criteria, with 3 errors. We have been informed by the Originator that the 3 loans which did not meet the above criteria will be repurchased from the portfolio by the September 2019 month end.

4.	Investor Presentation

Pages 6, 22 and 45-48 of the investor presentation dated September 2019 (the “Investor Presentation”) set out tables of certain statistical information relating to the provisional mortgage pool from which the loans are to be purchased by the Issuer (the “Investor Tables”). These relate to:

•	Prime quality collateral

•	Group’s mortgage balances by brand

•	Group’s mortgage balances by scheme

•	Group’s new mortgage lending by brand

•	Group’s new mortgage lending by channel

•	Group’s new mortgage lending by segment

•	Current Indexed Loan-to-Value as at July 2019

•	Current Balance as at July 2019

•	% Repayment Type as at July 2019

•	% Interest Rate Type as at July 2019

•	% Distribution Channel as at July 2019

•	Geographic Distribution by Value as at July 2019

•	Seasoning & Remaining Term as at July 2019

•	Current Indexed Loan-to-Value post top up

•	Current Balance post top up

•	% Repayment Type post top up

•	% Interest Rate Type post top up

•	% Distribution Channel post top up

•	Geographic Distribution by Value post top up

•	Seasoning & Remaining Term post top up

•	PPR Trends and arrears performance one month annualised PPR for Permanent

•	PPR Trends and arrears performance mortgages >3 months in arrears exc. Possessions stock as % of total cases

•	UK RMBS master trust comparison snapshot as at July 2019

The management of Issuer supplied us with the following datafiles:

•	“Permanent Monthly Report Dec-15 Dist v2.xls

•	“Permanent Monthly Report Dec-16 DIST.xls

•	“Permanent Monthly Report Dec-17 - DIST.xls

•	“Permanent Monthly Report Dec-18 - Dist [V2].xlsx

•	“Permanent Monthly Report DIST Dec-09.xls

•	“Permanent Monthly Report DIST Dec-10.xls

•	“Permanent Monthly Report DIST Dec-11.xls

•	“Permanent Monthly Report DIST Dec-12.xls

•	“Permanent Monthly Report DIST Dec-13.xls

•	“Permanent Monthly Report DIST Dec-14.xls

•	“Permanent Monthly Report DIST Jun-09 v2.xls

•	“Permanent Monthly Report DIST Jun-10.xls

•	“Permanent Monthly Report DIST Jun-11.xls

•	“Permanent Monthly Report DIST Jun-12.xls

•	“Permanent Monthly Report DIST Jun-13.xls

•	“Permanent Monthly Report DIST Jun-14.xls

•	“Permanent Monthly Report DIST Mar-09.xls

•	“Permanent Monthly Report DIST Mar-10 v2.xls”

•	“Permanent Monthly Report DIST Mar-11.xls”

•	“Permanent Monthly Report DIST Mar-12.xls”

•	“Permanent Monthly Report DIST Mar-13.xls”

•	“Permanent Monthly Report DIST Mar-14.xls”

•	“Permanent Monthly Report DIST Sep-09.xls”

•	“Permanent Monthly Report DIST Sep-10 v2.xls”

•	“Permanent Monthly Report DIST Sep-11.xls”

•	“Permanent Monthly Report DIST Sep-12.xls”

•	“Permanent Monthly Report DIST Sep-13.xls”

•	“Permanent Monthly Report DIST Sep-14.xls”

•	“Permanent Monthly Report Jun-15 DIST v2.xls”

•	“Permanent Monthly Report Jun-16 DIST.xls”

•	“Permanent Monthly Report Jun-17 (DIST).xls”

•	“Permanent Monthly Report Jun-18 - DIST.xls”

•	“Permanent Monthly Report Jun-19 - DIST [V3].xls”

•	“Permanent Monthly Report Mar-15 DIST.xls”

•	“Permanent Monthly Report Mar-16 DIST.xls”

•	“Permanent Monthly Report Mar-17 DIST.xls”

•	“Permanent Monthly Report Mar-18 DIST.xls”

•	“Permanent Monthly Report Mar-19 - DIST.xls”

•	“Permanent Monthly Report Sep-15 DIST.xls”

•	“Permanent Monthly Report Sep-16 DIST.xls”

•	“Permanent Monthly Report Sep-17 - DIST.xls”

•	“Permanent Monthly Report Sep-18 DIST.xls”

•	“Permanent Database - Pool Top Up 20190729.accdb”

•	“data for slide 22.xlsx” –

•	“Permanent PPR.xls” –

•	Permanent_jul2019.pdf”

•	“Lanark+Invest+Report+22+Aug+2019.pdf”

•	“Holmes.pdf”

•	“Silverstone-Investor-Report-31-July-2019.pdf” from which the Investor Tables were prepared.

In addition, we downloaded the investor reports for the period 2019 and the UK finance table AP1Q for total mortgage market data (together the “Investor Data”) from the following websites:

•	https://www.ukfinance.org.uk/data-and-research/data

•	https://www.lloydsbankinggroup.com/investors/fixed-income-investors/securitisation

We have used raw data from the Investor Data and compared equivalent statistical information and found that it is in agreement with that in the Investor Tables. We attach the relevant pages from the Investor Presentation marked up with boxes to identify the information in the Investor Tables that we have agreed.

5.	Scope of our Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

6.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 19 September 2019, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Originator, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Originator, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedure Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our engagement letter dated 19 September 2019. For the avoidance of doubt, the Arrangers, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

Deloitte LLP